Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets
Intangibles assets, beginning balance	$ 75	$ 681
Amortization for the period	(75)	(606)
Intangibles assets, ending balance		75
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance		305
Amortization for the period		(305)
Above Market Value Of Time Charter [Member] | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	75	376
Amortization for the period	$ (75)	(301)
Intangibles assets, ending balance		$ 75